Share-based compensation (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Share-based compensation	SFr 3,682,073	SFr 1,178,344	SFr 1,176,413
Increase (decrease) in share-based compensation expense	2,500,000
Research and development expense
Share-based compensation
Share-based compensation	1,047,398	467,812	354,934
General and administration expense
Share-based compensation
Share-based compensation	2,634,675	710,532	821,479
Equity sharing certificate plan
Share-based compensation
Share-based compensation	44,244	4,476	14,644
Share purchase plan
Share-based compensation
Share-based compensation		23,498	49,813
Share option plans
Share-based compensation
Share-based compensation	SFr 3,637,829	SFr 1,150,370	SFr 1,111,956